Loans Due from a Third Party (Details) - USD ($)	Dec. 09, 2020	Apr. 30, 2019
Loans Due from a Third Party (Textual)
Purchased short-term investments		$ 1,148,930
Acquired short-term investments		$ 1,177,653
Subsequent Event [Member]
Loans Due from a Third Party (Textual)
Interest rate of per annum	7.00%